Note 13 - Other Income (Details Textual) $ in Thousands, $ in Millions			3 Months Ended	9 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Contingent consideration, range of outcomes, value, high
Earn-out payment periods				3 years
Increase (decrease) in contingent consideration asset (liability)			$ 5,462
Customer contracts and natural gas [member]
Statement Line Items [Line Items]
Proceeds from sales of intangible assets	$ 3.5	4,500
Gains (losses) on sale of intangible assets		1,800
Filter Group Inc [member]
Statement Line Items [Line Items]
Contingent liabilities recognised in business combination at end of period					$ 29,100
Increase (decrease) in contingent consideration asset (liability)				$ 29,100
Just Energy Advanced Solutions [Member]
Statement Line Items [Line Items]
Contingent liabilities recognised in business combination at end of period		0		0
EdgePower Inc. [member]
Statement Line Items [Line Items]
Contingent liabilities recognised in business combination at end of period		$ 0		$ 0